INCOME TAXES	3 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXESThe Company did not record a provision or benefit for income taxes during the three months ended March 31, 2021 and 2020. The Company continues to maintain a full valuation allowance for its net U.S. federal and state deferred tax assets.